Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 178.0
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	3.9
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	3.3
Tax Credit Carryforward, Amount	$ 2.5